SUBSEQUENT EVENTS - Narrative (Details) $ / shares in Units, $ / shares in Units, € in Millions, $ in Millions, $ in Millions					1 Months Ended					3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($) MWh $ / shares shares	Oct. 31, 2020 COP ($) shares	Jul. 31, 2020 shares	Jul. 29, 2020 shares	Oct. 31, 2020 USD ($) MWh $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) MWh	Feb. 29, 2020 USD ($) MWh $ / shares shares	Oct. 31, 2019	Mar. 31, 2020 USD ($) MWh shares	Aug. 31, 2019	Dec. 31, 2019 $ / shares shares	Nov. 30, 2020 USD ($) MWh	Oct. 31, 2020 CAD ($) MWh shares	Oct. 31, 2020 COP ($) MWh $ / shares shares	Sep. 30, 2020 USD ($) MWh	Sep. 30, 2020 COP ($) MWh	Aug. 30, 2020 USD ($)	Aug. 30, 2020 COP ($)	Feb. 29, 2020 EUR (€) MWh	Dec. 31, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired									40.00%		31.00%
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired												1.00%
Nonadjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares												$ 0.300
Brookfield Asset Management [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments in joint ventures																$ 304,000,000	$ 400
Number of shares outstanding | shares												185,727,567
Ownership percentage												60.00%
Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			84.70%	75.00%
LP Unit equivalents exchanged for acquired common stock			0.47625
Percentage of voting equity interests acquired							25.00%
Subsequent [Member] | TERP shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			38.00%
Subsequent [Member] | Brookfield Asset Management [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			50.40%
Aggregate capacity | MWh																33	33
Price per share | (per share)	$ 60.06				$ 60.06										$ 80.20
Proceeds from issuing shares	$ 285,000,000	$ 374
Number of shares issued (in shares) | shares	4,663,250	4,663,250
Investments in joint ventures																$ 25,000,000
Percentage of voting equity interests acquired																31.00%	31.00%
Number of shares outstanding | shares	215,367,457		215,367,457		215,367,457									215,367,457	215,367,457
Percentage of exchangeable shares	50.40%				50.40%									50.40%	50.40%
Ownership percentage	49.60%				49.60%									49.60%	49.60%
Percentage of interest held by investors			49.60%
Two Seven Eight MW Brazil | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh							278			278
Forty Seven MW India | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh							47			47
Thirty One MW Thailand | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh							39			39
Consideration transferred							$ 94,000,000			$ 94,000,000
Percentage of voting equity interests acquired							31.00%
Eight Five Two MW united states [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh	852				852									852	852
Percentage of voting equity interests acquired	40.00%	40.00%
Investments in joint ventures	$ 264,000,000				$ 264,000,000
Eight Five Two MW united states [Member] | Subsequent [Member] | Brookfield Asset Management [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments in joint ventures	$ 178,000,000				$ 178,000,000
Fortyseven MW Windportfoilio Ireland [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh	47				47									47	47
Percentage of voting equity interests acquired					39.00%
Investments in joint ventures	$ 140,000,000				$ 140,000,000
Percentage of voting equity interests acquired	100.00%				100.00%									100.00%	100.00%
Fortyseven MW Windportfoilio Ireland [Member] | Subsequent [Member] | Brookfield Asset Management [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments in joint ventures	$ 55,000,000				$ 55,000,000
One Thousand Two Hundred MW solar Portfolio Brazil [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh	1,200				1,200									1,200	1,200
Equity interests of acquirer	$ 25				$ 25
Debt carrying value	$ 46,000,000				$ 46,000,000
Two Thousand Five Hundred MW Operating asset [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh	2,500				2,500									2,500	2,500
Equity interests of acquirer	$ 25				$ 25
Debt carrying value	200,000,000				200,000,000
One Nine two MW Hydroelectric Louisiana [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Aggregate capacity | MWh													192
Investments in joint ventures													$ 560,000,000
One Nine two MW Hydroelectric Louisiana [Member] | Subsequent [Member] | Brookfield Asset Management [Member]
Disclosure of non-adjusting events after reporting period [line items]
Investments in joint ventures													$ 420,000,000
Certain Brazilian and Columbian Operations | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percent of interest retained				10.00%
Series 17
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate										5.25%
Proceeds from issuing shares										$ 200,000,000
Number of shares issued (in shares) | shares										8,000,000
Series 17 | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend rate								5.25%
Price per share | $ / shares								$ 25
Proceeds from issuing shares								$ 200,000,000
Number of shares issued (in shares) | shares								8,000,000
LP Units
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares						$ 48.85		$ 1.74
Number of shares outstanding | shares												178,977,800									178,821,204
LP Units | Nonadjusting events after reporting period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares												$ 0.338
LP Units | Brookfield Asset Management [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding | shares												56,068,944									56,068,944
LP Units | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						10,236,000
Share issue related cost						$ 500,000,000
Series 14
Disclosure of non-adjusting events after reporting period [line items]
Investments in joint ventures																		$ 319,000,000	$ 425
Percentage of voting equity interests acquired																		3.33%	3.33%
TerraForm Power | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			15.30%
Aggregate capacity | MWh								100												100
Consideration transferred								$ 128,000,000												€ 117
Average life period								19 years
Business combination, shares exchanged | shares			37,035,241
TerraForm Power | LP Units | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			51.50%
Number of shares outstanding | shares			220,030,707
Business combination, shares exchanged | shares			4,034,469
Percentage of interest held by investors			48.50%
Trans Alta Corporation [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Consideration transferred														$ 400
Equity interests of acquirer	$ 25				$ 25
Contingent liabilities recognised as of acquisition date															$ 750
Brookfield And Affiliates [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage				57.20%
Brookfield Renewable [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares				44,700,000
Brookfield And Subsidiaries [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares) | shares				33,100,000
Holders Of Units [Member] | Subsequent [Member]
Disclosure of non-adjusting events after reporting period [line items]
Ownership percentage				42.80%